Going Concern (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 21, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Accumulated deficit			$ (316,891)	$ (309,781)
Net loss			(6,042)	4,187	$ (16,796)
Net cash (used in) provided by operating activities			(10,725)	6,825	(22,913)
Licensing revenue			74	$ 24,325	$ 458
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Proceeds from equity financing	$ 3,920
License Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Licensing revenue			45
Cash			$ 7,838
Proceeds from equity financing		$ 4,193
License Agreement [Member] | Macrilen [Member] | Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Proceeds from equity financing	$ 3,920